Long-Term Debt	12 Months Ended
Dec. 31, 2021
Disclosure of borrowings [text block] [Abstract]
LONG-TERM DEBT

NOTE 14: LONG-TERM DEBT

	December 31,	December 31,
	2021	2020
Dominion Capital loan	$—	$17,092
Equipment financing	11,039	—
Volta note payable	128	253
Total long-term debt	11,167	17,345
Less current portion of long-term debt	(10,257)	(17,171)
Non-current portion of long-term debt	$910	$174

a)	Dominion Capital loan

On March 15, 2019, the Company entered into a secured debt financing facility for up to $20,000 with Dominion Capital LLC (the Lender). The debt facility was structured into four separate loan tranches of $5,000 per tranche. Each loan tranche bore interest at 10% per annum and the term of each loan tranche was 24 months with a balloon payment for any remaining outstanding balance at the end of the term. A monthly payment equivalent to 10% of the value of cryptocurrencies mined by Backbone during the month was required in repayment of the total loan tranches drawn. The loan contained a “make-whole” clause which stipulated that the 10% interest rate was calculated on the initial principal balance of the loan tranche and did not decrease as the principal balance was repaid.

The 10% interest rate was calculated over the 24-month term of each loan tranche regardless of whether the loan tranche was repaid prior to its maturity. Any unpaid interest at the time of the loan tranche’s early repayment was included in the balloon payment. The loan features resulted in a loan liability measured at amortized cost, a warrant component recorded as equity, a warrant component recorded as a liability measured at fair value through profit or loss, and an embedded derivative measured at fair value through profit or loss described below.

In September 2020, the Company entered into an agreement with Dominion Capital to amend the maturity date of tranche #2 from April 2021 to November 2021. The 10% make-whole clause described below remained in effect for the 6 month extension of the second loan tranche. In addition, a conversion feature was added to tranche #3, maturing in June 2021, providing Dominion Capital with the option to convert all or a portion of the loan tranche into shares at a price of $0.59 USD per share. The conversion feature was exercisable by Dominion Capital at any time until the loan’s maturity date in June 2021. In January 2021, Dominion Capital exercised their option to convert $5,000 of debt into 8,474,577 Common Shares. In February 2021, the Company repaid the remaining debt obligation in its entirety.

Loan liability

The loan liability was initially measured as the residual amount of the proceeds received, net of transaction costs and the fair value of the warrant issuance. The loan was then measured at amortized cost using the effective interest method. Management used significant judgement and estimates when determining the effective interest rate. Payment amounts were determined as 10% of the cryptocurrency mined by Backbone. In order to calculate the effective interest rate, management estimated Backbone’s future cryptocurrency mining revenues in order to estimate the timing and amount of future loan repayments. Upon inception of each loan tranche, the effective interest rates were determined to be 26.93%, 30.16%, 37.10 % and 38.02% for the first, second, third and fourth tranches, respectively. Included in financial expenses for the year ended December 31, 2021 is $472 (December 31, 2020: $5,315) of interest expense related to the loan.

Warrant issuance

Bitfarms Ltd. also issued 1,666,667 Lender warrants, which vested upon issuance, to acquire 1,666,667 shares of Bitfarms Ltd. for each loan tranche drawn with an exercise price of $0.40 USD per share and an expiration date of five years. As a result, an aggregate of 6,666,668 Lender warrants to acquire 6,666,668 shares have been issued, of which 1,250,000 were exercised as of December 31, 2020. The remaining 5,416,668 warrants were exercised in January and February 2021 resulting in the issuance of 5,251,223 common shares for proceeds of approximately $1,500, see Note 18. The warrant exercises described above include the cashless exercise of 1,666,667 warrants resulting in the issuance of 1,501,222 common shares.

In addition to the loan modifications described above, a cashless exercise feature was authorized for the warrants issued in connection with Tranche #2 and Tranche #3, which resulted in these warrants being reclassified from equity to a warrant liability measured at fair value through profit or loss. The Black Scholes model and the inputs described in Note 18 were used in determining the values of the warrants prior to their derecognition which resulted in a non-cash loss on revaluation of warrants for the year ended December 31, 2021 of $2,466 included in net financial expenses (December 31, 2020: $nil).

Embedded derivative

The value of the “make-whole” clause described above varied based on management’s projections of the timing of the loan repayment, which are based on Backbone’s cryptocurrency mining revenues. This interest feature has been accounted for as an embedded derivative that is measured at fair value through profit or loss. The early repayment of the loan resulted in the company recording a loss on embedded derivative for the year ended December 31, 2021 $2,641 included in net financial expenses (December 31, 2020: a gain of $973). See Note 25c.

b)	Equipment financing

In April and May 2021, the Company entered into four loan agreements for the acquisition of 2,465 Whatsminer miners referred to as “Foundry Loans #1, #2, #3 and #4”.

In June 2021, the Company modified the terms of three lease agreements with its lender, Blockfills, for 4,000 Whatsminer miners to convert them to loan agreements. The key terms, such as interest rates, term and payment schedules remain unchanged. A total of $3,904 was reclassified from lease liabilities to long-term debt as a result of the modification. The right-of-use assets related to the three leases were classified in property, plant and equipment and as a result no reclassification was made. Details of the equipment financing and the balance of the loans and the net book value (NBV) of their related collateral, as of December 31, 2021, are as follows:

	Maturity date	Rate	Monthly repayment	Long-term debt balance	NBV of Collateral	Collateral*
Blockfills loan #1	August 2022	22.2%	$92	$648	$1,022	1,000
Blockfills loan #2	September 2022	17.8%	134	1,067	1,722	2,000
Blockfills loan #3	October 2022	18.6%	67	574	973	1,000
Foundry loan #1	September 2022	18.6%	551	4,620	7,917	1,465
Foundry loan #2	March 2023	16.5%	102	1,294	1,911	300
Foundry loan #3	April 2023	16.5%	95	1,287	1,591	300
Foundry loan #4	May 2023	16.5%	108	1,549	1,862	400
Total			$1,149	$11,039	$16,998	6,465

*	Represents the quantity of Whatsminers received in connection with the equipment financing and pledged as collateral for the related loan.